UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23748

John Hancock Asset-Based Lending Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Semiannual report
John Hancock
Asset-Based Lending Fund
Closed-end alternative
April 30, 2023

A message to shareholders
Dear shareholders,
The global stock markets performed well during the six months ended April 30, 2023. Investors were primarily encouraged by the shifting tone of central banks’ communications surrounding interest-rate policy. Whereas the extent and duration of rate increases appeared largely open-ended for much of last year, by late 2022 the markets had grown more confident that the U.S. Federal Reserve and other developed market central banks would soon shift to a neutral policy. Stocks were also well supported by the fact that global economic growth—while slowing—remained in positive territory.
Global bonds also advanced in an environment of heightened volatility. Fluctuating economic and inflation expectations buffeted global fixed-income markets for much of the period. However, bonds rallied worldwide in March as a series of liquidity crises hit several U.S. banks and one in Europe. Governments responded quickly to take the banks into receivership and implement other measures to prevent further liquidity issues. Nonetheless, concerns about the turmoil spreading across the global banking system led to a flight to quality in the financial markets, which boosted demand for bonds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Asset-Based Lending Fund

2	Portfolio summary
3	Fund’s investments
7	Financial statements
11	Financial highlights
14	Notes to financial statements
26	Investment objective, principal investment strategies, and principal risks
31	Additional information
33	More information
SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	1

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2023 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
2	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Asset backed securities 56.6%				$57,879,959
(Cost $57,544,259)
Asset backed securities 16.5%				16,889,565
American Credit Acceptance Receivables Trust
Series 2022-1, Class D (A)	2.460	03-13-28	1,765,000	1,655,955
Carvana Auto Receivables Trust
Series 2022-N1, Class A2 (A)	3.210	12-11-28	3,810,000	3,601,326
Freedom Financial Freed Trust
Series 2022-4FP, Class D (A)	7.400	12-18-29	2,000,000	1,938,171
Hertz Vehicle Financing LLC
Series 2021-1A, Class A (A)	1.210	12-26-25	3,500,000	3,281,259
Marlette Funding Trust
Series 2022-1A, Class B (A)	2.340	04-15-32	1,500,000	1,437,476
Pagaya AI Debt Trust
Series 2023-1, Class A (A)	7.556	07-15-30	2,476,163	2,474,095
Theorem Funding Trust
Series 2022-2A, Class A (A)	6.060	12-15-28	2,526,918	2,501,283
Collateralized loan obligations 14.9%				15,245,743
Apidos CLO XXV
Series 2016-25A, Class A1R (3 month LIBOR + 1.170%) (A)(B)	6.420	10-20-31	2,750,000	2,719,992
Carbone CLO, Ltd.
Series 2017-1A, Class A1 (3 month LIBOR + 1.140%) (A)(B)	6.390	01-20-31	2,500,000	2,476,088
Cedar Funding VII CLO, Ltd.
Series 2018-7A, Class A2 (3 month LIBOR + 1.130%) (A)(B)	6.380	01-20-31	2,000,000	1,966,042
Elmwood CLO X, Ltd.
Series 2021-3A, Class B (3 month LIBOR + 1.600%) (A)(B)	6.850	10-20-34	2,500,000	2,423,083
KKR CLO 18, Ltd.
Series 2018, Class AR (3 month LIBOR + 0.940%) (A)(B)	6.202	07-18-30	821,698	810,990
Magnetite XXI, Ltd.
Series 2019-21A, Class BR (3 month LIBOR + 1.350%) (A)(B)	6.600	04-20-34	2,500,000	2,424,215
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-34A, Class BR (3 month CME Term SOFR + 1.750%) (A)(B)	6.798	01-20-35	2,500,000	2,425,333
Commercial mortgage backed securities 13.4%				13,678,830
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2022-FL2, Class D (1 month CME Term SOFR + 4.350%) (A)(B)	9.240	05-15-37	2,500,000	2,427,369
BDS, Ltd.
Series 2020-FL5, Class B (1 month CME Term SOFR + 1.914%) (A)(B)	6.808	02-16-37	1,000,000	971,297
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	3

	Rate (%)	Maturity date	Par value^	Value
Commercial mortgage backed securities (continued)
BPCRE, Ltd.
Series 2022-FL2, Class AS (1 month CME Term SOFR + 3.100%) (A)(B)	7.993	01-16-37	1,000,000	$991,649
GPMT, Ltd.
Series 2021-FL4, Class D (1 month LIBOR + 2.850%) (A)(B)	7.860	12-15-36	2,000,000	1,837,796
La Quinta Mortgage Trust
Series 2023-LAQ, Class D (1 month CME Term SOFR + 4.188%) (A)(B)	9.078	03-15-36	1,666,164	1,653,118
MF1, Ltd.
Series 2022-FL8, Class AS (1 month SOFR + 1.750%) (A)(B)	6.532	02-19-37	1,500,000	1,418,544
Ready Capital Mortgage Financing LLC
Series 2021-FL6, Class AS (1 month LIBOR + 1.200%) (A)(B)	6.220	07-25-36	2,500,000	2,396,175
TRTX Issuer, Ltd.
Series 2019-FL3, Class B (1 month CME Term SOFR + 1.864%) (A)(B)	6.754	10-15-34	2,000,000	1,982,882
Residential mortgage backed securities 11.8%				12,065,821
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%) (A)(B)	6.315	10-25-41	1,351,480	1,301,651
Series 2021-DNA7, Class M2 (1 month SOFR + 1.800%) (A)(B)	6.615	11-25-41	2,611,110	2,500,248
Series 2022-DNA1, Class M1B (1 month SOFR + 1.850%) (A)(B)	6.665	01-25-42	1,016,750	984,372
Series 2023-DNA1, Class M1A (1 month SOFR + 2.100%) (A)(B)	6.924	03-25-43	2,600,000	2,606,546
Federal National Mortgage Association
Series 2023-R01, Class 1M1 (1 month SOFR + 2.400%) (A)(B)	7.224	12-25-42	2,225,770	2,234,117

Series 2023-R02, Class 1M1 (1 month SOFR + 2.300%) (A)(B)	7.124	01-25-43	2,428,078	2,438,887
Special purpose vehicles 19.7%				$20,103,036
(Cost $20,104,171)
Consumer loans 12.2%				12,440,580
JH Consumer Loan Trust (C)(D)			12,500,000	12,440,580
Residential loans 7.5%				7,662,456
JH Residential Whole Loan Trust (C)(D)			10,726,984	7,662,456

Term loans 5.8%				$5,969,400
(Cost $5,970,027)
Transportation 5.8%				5,969,400
Aeronautics Fund, Secured Term Loan (D)	13.000	09-23-25	6,000,000	5,969,400

4	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 17.3%			$17,661,686
(Cost $17,661,686)
Short-term funds 17.3%			17,661,686
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.7429(E)	17,661,686	17,661,686

Total investments (Cost $101,280,143) 99.4%	$101,614,081
Other assets and liabilities, net 0.6%	624,661
Total net assets 100.0%	$102,238,742

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $57,879,959 or 56.6% of the fund’s net assets as of 4-30-23.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	The fund holds an affiliate interest in the special purpose vehicle through this investment.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 4-30-23.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	5

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	23	Short	Jun 2023	$(4,716,066)	$(4,741,773)	$(25,707)
						$(25,707)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $101,280,330. Net unrealized appreciation aggregated to $308,044, of which $525,899 related to gross unrealized appreciation and $217,855 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
6	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $81,175,972)	$81,511,045
Affiliated investments, at value (Cost $20,104,171)	20,103,036
Total investments, at value (Cost $101,280,143)	101,614,081
Receivable for futures variation margin	19,974
Cash	2,628,139
Collateral held at broker for futures contracts	32,200
Dividends and interest receivable	564,382
Receivable for investments sold	89,330
Other assets	518,406
Total assets	105,466,512
Liabilities
Payable for investments purchased	2,628,139
Payable to affiliates
Investment management fees	82,477
Accounting and legal services fees	7,950
Distribution and service fees	46
Other liabilities and accrued expenses	509,158
Total liabilities	3,227,770
Net assets	$102,238,742
Net assets consist of
Paid-in capital	$101,845,276
Total distributable earnings (loss)	393,466
Net assets	$102,238,742

Net asset value per share

Class I ($102,137,337 ÷ 5,091,294 shares)	$20.06
Class D ($50,786 ÷ 2,532 shares)	$20.06
Class S ($50,619 ÷ 2,525 shares)	$20.05
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	7

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Interest	$1,991,602
Dividends	752,972
Interest from affiliated investments	290,249
Total investment income	3,034,823
Expenses
Investment management fees	674,695
Distribution and service fees	274
Accounting and legal services fees	8,766
Transfer agent fees	64,188
Trustees’ fees	163,540
Custodian fees	60,277
State registration fees	2,121
Printing and postage	3,791
Professional fees	282,354
Offering and organization costs	534,330
Other	38,240
Total expenses	1,832,576
Less expense reductions	(861,203)
Net expenses	971,373
Net investment income	2,063,450
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(500,929)
Futures contracts	19,627
(481,302)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	1,533,916
Affiliated investments	(1,135)
Futures contracts	(25,707)
1,507,074
Net realized and unrealized gain	1,025,772
Increase in net assets from operations	$3,089,222
8	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Period ended 10-31-22[1]
Increase (decrease) in net assets
From operations
Net investment income	$2,063,450	$453,381
Net realized loss	(481,302)	(59,269)
Change in net unrealized appreciation (depreciation)	1,507,074	(1,198,843)
Increase (decrease) in net assets resulting from operations	3,089,222	(804,731)
Distributions to shareholders
From earnings
Class I	(1,952,658)	—
Class D	(885)	—
Class S	(667)	—
Total distributions	(1,954,210)	—
From fund share transactions	1,808,461	100,000,000
Total increase	2,943,473	99,195,269
Net assets
Beginning of period	99,295,269	100,000
End of period	$102,238,742	$99,295,269

[1]	Period from 7-11-22 (commencement of operations) to 10-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	9

STATEMENT OF CASH FLOWS For the six months ended   4-30-23 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$3,089,222
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(44,655,031)
Long-term investments sold	17,732,125
Net purchases and sales of short-term investments	25,922,768
Net amortization of premium (discount)	(161,914)
(Increase) Decrease in assets:
Receivable for futures variation margin	(19,974)
Collateral held at broker for futures contracts	(32,200)
Dividends and interest receivable	(345,758)
Receivable for investments sold	(89,330)
Receivable from affiliates	81,880
Other assets	38,401
Increase (Decrease) in liabilities:
Accrued organization expense	(395,518)
Accrued offering expense	(285,772)
Payable for investments purchased	2,628,139
Payable to affiliates	84,899
Other liabilities and accrued expenses	213,803
Net change in unrealized (appreciation) depreciation on:
Investments	(1,532,781)
Net realized (gain) loss on:
Unaffiliated investments	500,929
Net cash provided by operating activities	$2,773,888
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(570,749)
Fund shares sold	425,000
Net cash used in financing activities	$(145,749)
Net increase in cash	$2,628,139
Cash at beginning of period	—
Cash at end of period	$2,628,139
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consists of reinvestment of distributions	$1,383,461
10	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

CLASS I SHARES Period ended	4-30-23[1]	10-31-22[2]
Per share operating performance
Net asset value, beginning of period	$19.84	$20.00
Net investment income[3]	0.41	0.09
Net realized and unrealized gain (loss) on investments	0.20	(0.25)
Total from investment operations	0.61	(0.16)
Less distributions
From net investment income	(0.39)	—
Net asset value, end of period[4]	$20.06	$19.84
Total return (%)[5]	3.10[6]	(0.80)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$102	$99
Ratios (as a percentage of average net assets):
Expenses before reductions	3.66[7]	3.90[8]
Expenses including reductions	1.94[7]	1.94[8]
Net investment income	4.13[7]	1.48[7]
Portfolio turnover (%)	18	17

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[3]	Based on average monthly shares outstanding.
[4]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	11

FINANCIAL HIGHLIGHTS  (continued)

CLASS D SHARES Period ended	4-30-23[1]	10-31-22[2]
Per share operating performance
Net asset value, beginning of period	$19.82	$20.00
Net investment income[3]	0.38	0.08
Net realized and unrealized gain (loss) on investments	0.21	(0.26)
Total from investment operations	0.59	(0.18)
Less distributions
From net investment income	(0.35)	—
Net asset value, end of period[4]	$20.06	$19.82
Total return (%)[5,6]	3.02[7]	(0.90)[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.91[9]	4.15[10]
Expenses including reductions	2.19[9]	2.19[10]
Net investment income	3.88[9]	1.24[9]
Portfolio turnover (%)	18	17

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[3]	Based on average monthly shares outstanding.
[4]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Annualized. Certain expenses are presented unannualized.
12	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS  (continued)

CLASS S SHARES Period ended	4-30-23[1]	10-31-22[2]
Per share operating performance
Net asset value, beginning of period	$19.79	$20.00
Net investment income[3]	0.32	0.04
Net realized and unrealized gain (loss) on investments	0.21	(0.25)
Total from investment operations	0.53	(0.21)
Less distributions
From net investment income	(0.27)	—
Net asset value, end of period[4]	$20.05	$19.79
Total return (%)[5,6]	2.68[7]	(1.05)[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.51[9]	4.75[10]
Expenses including reductions	2.79[9]	2.79[10]
Net investment income	3.29[9]	0.64[9]
Portfolio turnover (%)	18	17

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[3]	Based on average monthly shares outstanding.
[4]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Annualized.
[10]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	13

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Asset-Based Lending Fund (the fund) is a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a continuously offered, non-diversified, closed-end management investment company. The fund’s investment objective is to provide high current income and to a lesser extent capital appreciation. Under normal circumstances, the fund invests 80% of its net assets (plus any borrowings for investment purposes) in asset-based lending investments, which may include investments in distressed loans.
The fund’s shares are not listed on any securities exchange. At the sole discretion of the Board and provided that it is in the best interests of the fund and shareholders to do so, the fund intends to provide a limited degree of liquidity to the shareholders by conducting repurchase offers generally quarterly; however, there can be no assurance that any such tender offers will be conducted on a quarterly basis or at all. The fund currently does not intend to offer to repurchase shares at any time during the first two years of operations of the fund.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Shares are offered only to accredited investors as defined in Rule 501(a) of Regulation D promulgated under the Securities Act of 1933 (the 1933 Act). Eligible Investors must also be either U.S. citizens or U.S. resident aliens. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are valued at the end of each month at a minimum.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations, are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Private loan investments, including special purpose vehicles, are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of private loans include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments a third-party market participant would take into account in pricing a transaction. Private loans valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor’s Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
14	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Asset backed securities	$57,879,959	—	$57,879,959	—
Special purpose vehicles	20,103,036	—	—	$20,103,036
Term loans	5,969,400	—	—	5,969,400
Short-term investments	17,661,686	$17,661,686	—	—
Total investments in securities	$101,614,081	$17,661,686	$57,879,959	$26,072,436
Derivatives:
Liabilities
Futures	$(25,707)	$(25,707)	—	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
	Special purpose vehicles	Term loans	Total
Balance as of 10-31-22	—	$5,958,698	$5,958,698
Purchases	$20,151,170	—	20,151,170
Proceeds from paydowns	(46,999)	—	(46,999)
Net amortization of (premium) discount	—	6,193	6,193
Change in unrealized appreciation (depreciation)	(1,135)	4,509	3,374
Balance as of 4-30-23	$20,103,036	$5,969,400	$26,072,436
Change in unrealized appreciation (depreciation) at period end[1]	$(1,135)	$4,509	$3,374

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statement of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
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	Fair Value at 4-30-23	Valuation technique	Significant unobservable inputs	Input/Range*	Input Weighted Average*
Special purpose vehicles	$20,103,036	Recent transaction/ Discounted cash flow	Transaction price Discount rate	$70.26-$103.5 9.5%-12%	$86.93 11.88%

Term loans	$5,969,400	Recent transaction/ Discounted cash flow	Transaction price Discount rate	$98.75 13%	$98.75 13%
Total	$26,072,436

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Term loans. The fund may invest in direct term loans which are not publicly traded, may not have a secondary market, and are not rated by any rating agency. Direct term loans can be asset-based loans secured by collateral such as transportation assets, real estate, consumer or corporate related assets, or other assets. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting.
Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower. The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the fund will lose money on the loan. Furthermore, direct loans may subject the fund to liquidity and interest rate risk as certain direct loans may be deemed illiquid.
Special purpose vehicles. The fund invests in special purpose vehicles (SPVs), JH Consumer Loan Trust and JH Residential Whole Loan Trust, which are unconsolidated Delaware statutory trusts. The fund owns 100% of the Trust Certificates issued by each of the SPVs.
JH Consumer Loan Trust was established on November 17, 2022 for the purpose of acquiring consumer loans, high-yield asset-backed securities backed by various forms of non-mortgage household debt largely focused on select market segments, such as automobile loans and leases, credit cards and personal installment loans, and other types of consumer loans. As of April 30, 2023, JH Consumer Loan Trust holds loans consisting of credit card debt and auto loans. The fund’s investment in this SPV, as of April 30, 2023, is approximately $12.4 million.
JH Residential Whole Loan Trust was established on October 14, 2022 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools. As of April 30, 2023, JH Residential Whole Loan Trust holds pools of home loans. The fund’s investment in this SPV, as of April 30, 2023, is approximately $7.7 million.
In accordance with Regulation S-X and U.S. GAAP, the fund is not permitted to consolidate any subsidiary or other entity that is not an investment company, including those in which the fund has a controlling interest unless the business of the controlled subsidiary consists of providing certain types of services to the fund. As of April 30, 2023, certain summarized financial information for the two unconsolidated SPVs is presented below.
16	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT

The following summarizes the loans held by the JH Consumer Loan Trust where each of the loans represents an individual borrowing, and no single loan exceeds a principal balance greater than $50,000:
Type of Loans	Number of Loans	Principal Balance Range	Loan Value Range	Average Loan Value	Weighted Average Maturity	Interest Rate Range	Weighted Average Interest Rate	Total Market Value
Consumer Loans	185	$5,000- 50,000	$4,624- 49,110	$23,703	3.8 years	5.99 - 26.99%	20.66%	$4,384,984
Auto Loans	242	$9,841- 50,000	$10,185- 51,750	$29,793	5.9 years	9.05 - 24.05%	18.23%	$7,209,906
Total								$11,594,890
The following summarizes the loans held by the JH Residual Whole Trust where each of the loans represents an individual borrowing, and no single loan exceeds a principal balance outstanding greater than $496,000:
Type of Loans	Number of Loans	Outstanding Loan Range	Average Outstanding Loan	Interest Rate Range	Weighted Average Interest Rate	Total Market Value
Residential Loan	333	Up to $495,713	$30,008	Up to 16.63%	5.76%	$7,662,456
SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	17

Selected Balance Sheet information as of April 30, 2023
	JH Consumer Loan Trust	JH Residential Whole Trust
ASSETS:
Liabilities:
Loans, at fair value	$11,594,890	$7,662,456
Cash and cash equivalents	938,935[1]	—
Interest receivable	181,241	34,365
Total assets	12,715,066	7,696,821
LIABILITIES AND TRUST BALANCE:
Accrued expenses and payables	18,602	—
Total liabilities	18,602	—
Trust balance:
Beneficial interest	12,500,000	7,604,171
Net increase in trust balance	196,464	92,650
Total trust balance	12,696,464	7,696,821
Total liabilities and trust balance	$12,715,066	$7,696,821
Loans, at cost	$11,654,310	$7,604,171
1 Represents investment in Wilmington U.S. Government Money Market Fund.
Selected Statement of Operations information for the period ended April 30, 2023
	JH Consumer Loan Trust	JH Residential Whole Trust
Interest income	$327,282	$44,876
Servicer fees	20,242	10,511
Trustee fees	17,500	—
Professional fees	23,657	—
Other expenses	9,999	—
Total expenses	71,398	10,511
Net income (loss)	255,884	34,365
Unrealized depreciation	(59,420)	58,285
Net increase in trust balance	$196,464	$92,650
Information regarding the fund’s fiscal year to date purchases and sales of the SPVs as well as income and capital gains earned by the SPVs, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from paydowns	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
JH Consumer Loan Trust	12,500,000	—	$12,500,000	—	—	$(59,420)	$255,884	—	$12,440,580
JH Residential Whole Loan Trust	10,726,984	—	7,651,170	($46,999)	—	58,285	34,365	—	7,662,456
						$(1,135)	$290,249	—	$20,103,036
18	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Interest from affiliated investments represents net income from underlying SPVs. Dividend income is recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. For the six months ended April 30, 2023, the fund incurred organization cost of $158,966. Organization costs are expensed as incurred. Offering cost of $658,400 were incurred upon commencement of operations. Additional offering cost of $68,127 were incurred during the six months ended April 30, 2023. Offering Costs are amortized over a period of one year. $375,364 of offering costs were expensed during the six months ended April 30, 2023 and $164,600 of unamortized offering cost are included in Other assets within the Statement of assets and liabilities.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged at the class level based on the net assets of each class and the specific expense rates applicable to each class.
SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	19

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2022, the fund has a short-term capital loss carryforward of $59,380 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to non-deductible start up costs.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of
20	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT

the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2023, the fund used futures contracts to manage against changes in interest rates. The fund held futures contracts with USD notional values ranging up to $4.7 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at April 30, 2023 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(25,707)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2023:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$19,627
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2023:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(25,707)
Note 4—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	21

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor and principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a fee, calculated and paid monthly, at an annual rate of 1.35% of the fund’s average monthly value of the managed assets (managed assets means the total assets of the fund (including any assets attributable to any preferred shares that may be issued or to indebtedness), minus the fund’s liabilities incurred in the normal course of operations other than liabilities relating to indebtedness). Pursuant to a subadvisory agreement, the Advisor (and not the fund) has agreed to pay a subadvisory fee directly to Marathon Asset Management LP (the Subadvisor).
The Advisor contractually agreed to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During the period ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average monthly net assets, on an annualized basis. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which the following expenses of the fund, incurred in the ordinary course of the fund’s business, exceed 0.60% percent of average monthly net assets (on an annualized basis) of the fund: (a) administrative fees; (b) custody and accounting fees; (c) audit fees; (d) legal fees; (e) independent trustee fees; (f) valuation fees; (g) blue sky fees; (h) insurance premiums; (i) printing costs; (j) registration and filing expenses; (k) organization and offering expenses; (l) transfer agent fees and service fees; and (m) other miscellaneous ordinary expenses, but excluding advisory and incentive fees, interest expense, 12b-1 fees, and any cashiering or other investment servicing fees. This agreement expires on February 28, 2024, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class I	$860,344
Class D	430
Class	Expense reduction
Class S	$429
Total	$861,203

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.00% of the fund’s average monthly managed net assets.
Incentive fee. The fund also has agreed to pay the Advisor an Incentive Fee based upon pre-incentive fee net investment income starting in 2023. The incentive fee shall be calculated and accrued on a monthly basis while being determined and payable in arrears as of the end of each fiscal quarter beginning on and after the commencement of the first fiscal quarter following the one-year anniversary of the effective date of the Advisory Agreement.
22	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average monthly net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class D shares and Class S shares, the fund pays for certain other services. The fund may pay distribution and service fees, expressed as an annual percentage of average monthly net assets for each class of the fund’s shares, up to 0.25% for Class D shares and 0.85% (including up to 0.25% for service fees) for Class S shares.
Sales charges. Class D shares may be subject to a sales charge of up to 1.50% and Class S shares may be subject to a sales charge of up to 3.50%. Such sales load will be subtracted from the investment amount and will not form part of an investor’s investment in the fund. The sales load may be waived in certain circumstances at the Advisor’s discretion. During the six months ended April 30, 2023, no sales charges were assessed.
Early Repurchase fee. For all share classes, a 2.00% early repurchase fee payable to the fund will be charged with respect to the repurchase of a shareholder’s shares at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares (on a “first in-first out” basis). The early repurchase fee will be retained by the fund for the benefit of the remaining shareholders.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees
Class D	$62
Class S	212
Total	$274
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the period ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Period ended 10-31-22[1]
	Shares	Amount	Shares	Amount
Class I shares
Sold	21,303	$425,000	4,995,000	$99,900,000
Distributions reinvested	69,991	1,382,341	—	—
Net increase	91,294	$1,807,341	4,995,000	$99,900,000
Class D shares
Sold	—	—	2,500	$50,000
Distributions reinvested	32	$631	—	—
Net increase	32	$631	2,500	$50,000
SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	23

	Six Months Ended 4-30-23		Period ended 10-31-22[1]
	Shares	Amount	Shares	Amount
Class S shares
Sold	—	—	2,500	$50,000
Distributions reinvested	25	$489	—	—
Net increase	25	$489	2,500	$50,000
Total net increase	91,351	$1,808,461	5,000,000	$100,000,000

[1]	Period from 7-11-22 (commencement of operations) to 10-31-22.
Affiliates of the fund owned 50%, 100% and 100% of shares of Class I, Class D and Class S, respectively, on April 30, 2023. As of April 30, 2023, the Subadvisor held 50% of the fund (Class I). Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $44,655,031 and $17,732,125, respectively, for the six months ended April 30, 2023.
Note 8—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
24	JOHN HANCOCK Asset-Based Lending Fund | SEMIANNUAL REPORT

Note 9—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Asset-Based Lending Fund	25

Investment objective, principal investment strategies, and principal risks

Unaudited
Investment Objective
The fund’s investment objective is to seek to provide high current income and to a lesser extent capital appreciation.
Investment Strategies
Under normal circumstances, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in asset-based lending investments (“Asset-Based Lending Investments”), which may include investments in distressed loans. Asset-Based Lending Investments are investments in loans secured by an asset and include, among other investments: healthcare loans secured by revenue and intellectual property rights primarily on FDA-approved drugs and devices and royalty streams secured primarily by FDA-approved drugs and devices; transportation assets such as loans and leases backed by commercial aircraft, aircraft engines, shipping vessels, or other transportation and equipment both in the United States and internationally; residential and commercial real estate loans, asset-backed securities (“ABS”), and asset-based corporate credit (including distressed or non-performing loans); and securities backed by residential real estate (“RMBS”), commercial real estate (“CMBS”), collateralized mortgage obligations (“CMOs”), secured corporate loans (“CLOs”) and ABS.
Except for RMBS, CMBS, CMOs, CLOs, and ABS, which may range from most senior (AAA-rated) to most subordinate (BB-rated, B-rated and equity), most loans and investments are not rated. If a loan or investment is rated, it will usually be rated by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, Kroll Bond Rating Agency, or DBRS Morningstar, and may be rated below investment grade.
The fund will primarily invest in financings sourced through proprietary means using relationships of the Marathon Asset Management LP (the Subadvisor), rather than traditional channels such as public markets, and seeks to benefit from expected premiums arising in such financings from, among other things, the bespoke nature of each financing. The Subadvisor will seek to capitalize on its transaction valuation assessment and capital structure expertise, while attempting to protect against downside risks through protective loan covenants, conservative collateral valuation, and active asset management.
The fund may also invest in derivatives such as: futures contracts, interest rate swaps, options, reverse repurchase agreements, and swaps. The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
The fund may create or organize or otherwise utilize special purpose subsidiaries or other special purpose investment vehicles (“SPVs”), which are wholly-owned subsidiaries of the fund, to facilitate the fund’s investment strategy. Certain fund investments may be held by these SPVs.
The fund, the Subadvisor and certain of its affiliates obtained an exemptive order from the SEC on September 26, 2022, permitting co-investment with other funds managed by the Subadvisor or its affiliates in a manner consistent with the fund’s investment objective, positions, policies, strategies and restrictions as well as regulatory requirements and other pertinent factors.
The manager may consider environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.
26	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT

Principal Risks
Below are descriptions of the principal factors that may play a role in shaping the fund’s overall risk profile. An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Distressed investments risk. Distressed investments, including loans, mortgages, bonds, and notes, may not be publicly traded and may involve substantial risk. A fund may lose up to its entire investment.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the European Union, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities,  property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The portion of the fund’s investments for which the manager considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by
SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	27

the manager, carries the risk that the fund may perform differently, including underperforming funds that do not utilize ESG criteria or funds that utilize different ESG criteria. Integration of ESG factors into the fund’s investment process may result in a manager making different investments for the fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and the fund’s investment performance may be affected. Because ESG factors are one of many considerations for the fund, the manager may nonetheless include companies with low ESG characteristics or exclude companies with high ESG characteristics in the fund’s investments.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by the fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.
Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk. Additionally, the Holding Foreign Companies Accountable Act (“HFCAA”) could cause securities of foreign companies, including American depositary receipts, to be delisted from U.S. stock exchanges if the companies do not allow the U.S. government to oversee the auditing of their financial information. Although the requirements of the HFCAA apply to securities of all foreign issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, the fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The fund may also need to seek other markets in which to transact in such securities, which could increase the fund’s costs.
Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts, options, interest rate swaps, reverse repurchase agreements, and swaps. Futures contracts, options, and swaps generally are subject to counterparty risk.
In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk. An event of default or insolvency of the counterparty to a reverse repurchase agreement could result in delays or restrictions with respect to the fund’s ability to dispose of the underlying securities. In addition, a reverse repurchase agreement may be considered a form of leverage and may, therefore, increase fluctuations in the fund’s NAV.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Illiquidity of shares risk. The fund is a closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. The fund does not currently intend to list Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and it is not expected that a secondary market will develop. Shares therefore are not readily marketable. At the discretion of the Board and
28	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT

provided that it is in the best interests of the fund and Shareholders to do so, the fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers.  The fund is not required to conduct tender offers and may be less likely to conduct tender offers during periods of exceptional market conditions.
Investments held in non-US or US Subsidiaries. To qualify as a regulated investment company (“RIC”) for any taxable year, the fund must, among other things, satisfy a gross income test for such taxable year. Specifically, at least 90% of the fund’s gross income for such taxable year must consist of dividends; interest; payments with respect to certain securities loans; gains from the sale or other disposition of stock, securities or foreign currencies; other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and net income derived from interests in “qualified publicly traded partnerships” (such income, “Qualifying RIC Income”). Income from certain Asset-Based Lending Investments will not be Qualifying RIC Income. In order to avoid receiving non-qualifying income from such investments, the fund may invest in those Asset-Based Lending Investments indirectly through one or more subsidiaries organized outside of the United States (each a “Non-US Subsidiary”). Income from certain Asset-Based Lending Investments will not be Qualifying RIC Income and, in some cases, income from those Asset-Based Lending Investments also would result in “effectively connected income” if received by a Non-US Subsidiary. For that reason, certain Asset-Based Lending Investments may be held by the fund indirectly through one or more subsidiaries organized in the United States (each, a “Domestic Subsidiary”). The fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with each Domestic and Non-US Subsidiary. The Advisor complies with the applicable provisions of Section 15 of the 1940 Act with respect to the investment advisory contracts for the fund and each Domestic and Non-US Subsidiary. Each Domestic and Non-US Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody.
Lending risk. The fund may originate loans to, or purchase, assignments of or participations in loans made to, various issuers, including distressed loans. Such investments may include senior secured, junior secured and mezzanine loans and other secured and unsecured debt that has been recently originated or that trade on the secondary market. The value of the fund’s investments in loans may be detrimentally affected to the extent a borrower defaults on its obligations, there is insufficient collateral and/or there are extensive legal and other costs incurred in collecting on a defaulted loan.
Leveraging risk. Issuing preferred shares or using derivatives may result in a leveraged portfolio. Leveraging long exposures increases a fund’s losses when the value of its investments declines. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The fund also utilizes a Liquidity Agreement to increase its assets available for investment.
LIBOR discontinuation risk. The publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments use as the reference or benchmark rate for interest rate calculations, was discontinued for certain maturities as of December 31, 2021, and is expected to be discontinued on June 30, 2023 for the remaining maturities. The transition process away from LIBOR may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, and the eventual use of an alternative reference rate may adversely affect the fund’s performance. In addition, the usefulness of LIBOR may deteriorate in the period leading up to its discontinuation, which could adversely affect the liquidity or market value of securities that use LIBOR.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	29

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Regular repurchase offers risk. The fund’s repurchase offer policy may have the effect of decreasing the size of the fund over time absent significant new investments in the fund. It may also force the fund to sell assets it would not otherwise sell and/or to maintain an increased amount of cash or liquid investments at times. It may also reduce the investment opportunities available to the fund and cause its expense ratio to increase.
30	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT

ADDITIONAL INFORMATION

Unaudited
The fund is a continuously offered non-diversified, closed-end management investment company, shares of which were initially offered to the public in July 2022.
Dividends and distributions
During the six months ended April 30, 2023, distributions from net investment income totaling $0.3888, $0.3527 and $0.2661 per share were paid to shareholders for Class I, Class D and Class S, respectively. The dates of payments and the amounts per share for each class were as follows:
Payment Date	Class I	Class D	Class S
December 30, 2022	$0.2763	$0.2525	$0.1955
April 3, 2023	$0.1125	$0.1002	$0.0706
Total	$0.3888	$0.3527	$0.2661
Dividend reinvestment plan
Pursuant to the Dividend Reinvestment Plan (DRP) established by the fund, each shareholder will automatically be a participant under the DRP and have all income distributions, whether dividend distributions or capital gains distributions, automatically reinvested in additional shares. Election not to participate in the DRP and to receive all income distributions, whether dividend distributions or capital gains distributions, in cash may be made by notice to a shareholder’s intermediary (who should be directed to inform the fund). A shareholder is free to change this election at any time. If, however, a shareholder elects to change its election within 95 days prior to a distribution, the request will be effective only with respect to distributions after the 95-day period. A shareholder whose shares are registered in the name of a nominee (such as an intermediary) must contact the nominee regarding its status under the DRP, including whether such nominee will participate on such shareholder’s behalf as such nominee will be required to make any such election.
Generally, for U.S. federal income tax purposes, shareholders receiving shares under the DRP will be treated as having received a distribution equal to amount payable to them in cash as a distribution had the shareholder not participated in the DRP.
Shares will be issued pursuant to the DRP at their NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request for change of participation/non-participation status in the DRP must be received by the fund within the above timeframe to be effective for that dividend or capital gain distribution. The fund may terminate the DRP at any time upon written notice to the participants in the DRP. The fund may amend the DRP at any time upon 30 days’ written notice to the participants. Any expenses of the DRP will be borne by the fund.
A shareholder holding shares that participate in the DRP in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the DRP. For further information on the DRP contact the fund at 800-225-6020.
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	31

Registered or Overnight Mail:
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
32	JOHN HANCOCK ASSET-BASED LENDING FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson*
Andrew G. Arnott†
William H. Cunningham*
Grace K. Fey*
Officers
Andrew G. Arnott†
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Marathon Asset Management LP
Portfolio Managers
Ed Cong
Louis Hanover
Andrew Springer
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
State Street Bank and Trust Company
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-6020.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
800-225-6020	Regular mail:	Express mail:
jhinvestments.com	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
SEMIANNUAL REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	33

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Asset-Based Lending Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879883	P16SA 4/23
6/2023

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Asset-Based Lending Fund – Nominating and Governance Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Asset-Based Lending Fund

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	June 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	June 28, 2023
By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 28, 2023